Annual Total Returns[BarChart] - NVIT Blueprint Managed Growth Income Fund - Class I Shares	2014	2015	2016	2017	2018	2019	2020
Total	2.26%	(4.29%)	5.56%	14.77%	(7.01%)	13.85%	5.04%